Income Taxes - Schedule of Effective Tax Rates Differ from Statutory Rates (Details)		3 Months Ended		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory rate				35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit				(1.00%)	2.00%	1.00%
Nontaxable income from noncontrolling interests				37.00%	10.00%	8.00%
Impact of foreign operations	[1],[2]			(9.00%)	(1.00%)	1.00%
Tax effects of foreign exchange gains/losses				(6.00%)	1.00%	0.00%
Valuation allowances	[1]			(103.00%)	(54.00%)	(20.00%)
Liability for unrecognized tax benefits	[1]			12.00%	(1.00%)	4.00%
Prior year adjustments	[1]			(7.00%)	(6.00%)	2.00%
Nondeductible bad debts				(3.00%)	0.00%	0.00%
Other				0.00%	0.00%	(1.00%)
Effective tax rate		5.00%	29.00%	(45.00%)	(14.00%)	30.00%

[1]	The 2014, 2013, and 2012 effective tax rates were negatively impacted by a total of approximately 5%, 11%, and 9%, respectively, as a result of the current year cumulative correction of immaterial prior year errors.
[2]	The impact of foreign operations includes the effects of earnings and profits adjustments, foreign losses, and differences between foreign tax expense and foreign taxes eligible for the U.S. foreign tax credit.